Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 29, 2020

NJT-QTLY-0420
1.814102.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Delaware, New Jersey - 1.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,387,810
Series 2014 B, 5% 1/1/23	700,000	780,570
Series 2019, 5% 1/1/32	5,000,000	6,578,350

TOTAL DELAWARE, NEW JERSEY		10,746,730

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,169,810
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,651,920

TOTAL GUAM		2,821,730

New Jersey - 85.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,200,800
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,191,650
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,168,981
5% 2/15/26	1,000,000	1,145,650
5% 2/15/27	1,000,000	1,146,710
5% 2/15/28	1,000,000	1,146,890
5% 2/15/29	1,000,000	1,145,570
5% 2/15/32	1,000,000	1,140,330
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,667,050
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,425,064
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,117,600
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	684,408
5% 9/1/24 (FSA Insured)	1,640,000	1,934,544
5% 9/1/25 (FSA Insured)	1,375,000	1,618,623
5% 9/1/39 (FSA Insured)	4,000,000	4,657,720
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,574
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,256,700
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,107,825
5% 11/1/29 (FSA Insured)	750,000	929,273
5% 11/1/30 (FSA Insured)	605,000	747,006
Series 2019:
4% 7/1/48	1,000,000	1,172,350
5% 7/1/44	1,000,000	1,287,180
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,185,900
4% 1/1/37	395,000	466,329
4% 1/1/38	1,000,000	1,176,490
4% 1/1/39	835,000	979,956
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,177,590
5% 11/1/28	1,050,000	1,336,608
5% 11/1/29	1,035,000	1,313,477
5% 11/1/30	800,000	1,011,264
5% 11/1/31	500,000	628,940
Monroe Township Board of Ed. Series 2012:
5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,220,000	3,543,095
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	4,000,000	4,401,360
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,593,318
5% 9/1/26	600,000	656,862
5% 9/1/27	440,000	481,576
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40	1,000,000	1,023,320
Series A, 5% 11/1/35	5,000,000	6,354,250
Series II:
5% 3/1/26	4,310,000	4,634,241
5% 3/1/26 (Pre-Refunded to 3/1/22 @ 100)	690,000	747,367
Series NN:
5% 3/1/21	2,500,000	2,597,689
5% 3/1/21 (Escrowed to Maturity)	980,000	1,020,887
Series WW:
5.25% 6/15/40	1,895,000	2,205,060
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	129,062
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,149,497
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	2,175,000	2,216,477
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	1,033,800
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,698,180
5.375% 1/1/43 (a)	2,000,000	2,276,000
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,871,385
5% 6/1/31 (FSA Insured)	1,500,000	1,864,500
5% 6/1/37 (FSA Insured)	4,000,000	4,860,320
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,922,950
Series 2012, 5% 6/15/20	5,000,000	5,053,468
Series 2013 NN:
5% 3/1/26	4,130,000	4,584,713
5% 3/1/27	6,570,000	7,283,962
Series 2013:
5% 3/1/23	4,920,000	5,474,386
5% 3/1/25	1,295,000	1,437,994
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,798,942
5.25% 6/15/27	3,000,000	3,580,230
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,691,983
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,238,330
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,023,880
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	818,861
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	549,510
5% 7/1/24	690,000	808,445
5% 7/1/25	600,000	726,090
5% 7/1/26	945,000	1,178,302
5% 7/1/29	665,000	846,166
Series 2015 B, 5% 7/1/31	3,000,000	3,544,860
Series 2016 A:
5% 7/1/27	2,875,000	3,533,346
5% 7/1/32	600,000	726,624
Series 2016 B, 5% 9/1/20	4,535,000	4,625,155
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	4,052,292
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,213,020
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,211,250
Series A:
4% 7/1/50 (c)	3,000,000	3,544,620
5% 7/1/32 (c)	420,000	565,954
5% 7/1/33 (c)	675,000	907,220
5% 7/1/34 (c)	540,000	723,546
5% 7/1/35 (c)	570,000	760,773
5% 7/1/36 (c)	1,095,000	1,452,835
5% 7/1/37 (c)	1,095,000	1,449,649
5% 7/1/38 (c)	985,000	1,301,579
5% 7/1/39 (c)	1,040,000	1,370,834
5% 7/1/40 (c)	1,035,000	1,360,694
5% 7/1/45 (c)	3,500,000	4,551,610
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	4,027,539
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,494,423
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	825,545
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	988,933
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (d)	2,000,000	2,433,620
Series 2019 B3, 5%, tender 7/1/26 (d)	5,000,000	6,210,850
Series 2011:
5% 7/1/23	2,500,000	2,737,450
5% 7/1/24	2,000,000	2,187,520
5% 7/1/25	2,265,000	2,474,626
Series 2013 A:
5% 7/1/28	1,080,000	1,218,337
5% 7/1/32	1,600,000	1,790,992
5.25% 7/1/28	3,250,000	3,687,093
Series 2013:
5% 7/1/24	1,250,000	1,440,225
5% 7/1/26	1,335,000	1,510,219
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,769,781
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	812,283
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,844,684
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	616,448
Series 2014 A:
4% 7/1/45	1,300,000	1,388,101
5% 7/1/30	700,000	805,469
5% 7/1/31	455,000	522,604
5% 7/1/32	1,000,000	1,147,370
5% 7/1/44	3,635,000	4,218,563
5% 7/1/45	2,225,000	2,521,748
Series 2016 A:
5% 7/1/22	2,000,000	2,173,000
5% 7/1/25	1,220,000	1,476,383
5% 7/1/26	1,565,000	1,895,716
5% 7/1/27	1,685,000	2,037,738
5% 7/1/27	100,000	124,692
5% 7/1/28	2,000,000	2,407,840
5% 7/1/28	2,000,000	2,486,760
5% 7/1/29	1,550,000	1,864,123
5% 7/1/29	3,660,000	4,551,064
5% 7/1/30	2,000,000	2,393,080
5% 7/1/30	1,200,000	1,491,156
5% 7/1/31	10,195,000	12,643,125
5% 7/1/31	5,100,000	6,213,024
5% 7/1/33	1,000,000	1,213,690
5% 7/1/39	11,000,000	13,521,970
5% 7/1/43	2,500,000	3,069,275
Series 2016:
5% 7/1/23	1,240,000	1,383,294
5% 7/1/24	1,000,000	1,147,360
5% 7/1/26	800,000	965,296
5% 7/1/29	1,050,000	1,312,574
5% 7/1/30	605,000	753,056
5% 7/1/31	400,000	495,344
5% 7/1/35	950,000	1,122,596
5% 7/1/36	565,000	666,531
5% 7/1/41	3,000,000	3,499,950
Series 2017 A:
5% 7/1/25	110,000	133,308
5% 7/1/52	4,265,000	5,172,549
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,343,250
Series 2013:
4% 12/1/20 (a)	2,500,000	2,556,590
5% 12/1/21 (a)	3,600,000	3,847,140
5% 12/1/22 (a)	2,250,000	2,487,195
Series 2014 1A, 5% 12/1/21 (a)	1,800,000	1,923,570
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,689,254
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,619,830
5% 12/1/27 (a)	2,500,000	3,064,450
Series 2018 B, 5% 12/1/28 (a)	950,000	1,201,418
Series 2019 A:
5% 12/1/26	2,525,000	3,167,638
5% 12/1/27	2,000,000	2,567,080
5% 12/1/28	700,000	909,762
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2019 C, 1.58%, tender 6/1/20 (d)	1,700,000	1,702,054
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,542,558
4% 10/1/24 (a)	2,370,000	2,624,254
New Jersey Institute of Technology:
Series 2012 A:
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	416,822
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	870,000	954,303
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	3,470,000	3,806,243
Series A:
5% 7/1/27	170,000	217,688
5% 7/1/28	225,000	294,674
5% 7/1/29	270,000	361,201
5% 7/1/30	260,000	345,335
5% 7/1/31	375,000	495,521
5% 7/1/32	375,000	493,725
5% 7/1/33	170,000	222,943
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	104,827
5% 6/1/23	800,000	897,496
5% 6/1/24	1,000,000	1,157,420
5% 6/1/25	3,000,000	3,579,690
5% 6/1/26	3,000,000	3,680,580
5% 6/1/27	1,000,000	1,258,400
5% 6/1/28	2,000,000	2,575,100
Series 2018 B, 3.2% 6/1/27	3,855,000	3,984,528
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,955,810
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	5,000,000	5,490,600
Series 2014 A, 5% 1/1/32	5,000,000	5,809,800
Series 2017 B:
5% 1/1/33	5,000,000	6,390,450
5% 1/1/34	2,500,000	3,189,150
Series 2019 A, 5% 1/1/48	2,000,000	2,525,640
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35 (Pre-Refunded to 6/15/21 @ 100)	2,825,000	3,012,524
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,334,028
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,879,900
0% 12/15/34	4,000,000	2,877,720
Series 2008 A, 0% 12/15/36	25,000,000	16,127,489
Series 2009 A, 0% 12/15/38	13,900,000	8,372,526
Series 2010 A:
0% 12/15/27	3,000,000	2,566,920
0% 12/15/30	14,750,000	11,543,940
Series 2010 A3, 0% 12/15/34	10,775,000	7,419,557
Series 2011 A, 5.25% 6/15/25	6,000,000	6,313,560
Series 2011 B:
5.25% 6/15/25	3,185,000	3,351,448
5.25% 6/15/26	2,000,000	2,104,760
Series 2016 A:
5% 6/15/20	2,365,000	2,391,450
5% 6/15/29	750,000	902,603
5% 6/15/30	5,000,000	5,996,750
Series 2018 A, 5% 6/15/31	3,000,000	3,588,630
Series A:
5% 12/15/32	2,600,000	3,330,626
5% 12/15/33	2,850,000	3,642,500
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,408,805
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	233,960
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,908,880
Rutgers State Univ. Rev.:
Series 2010 I, 5% 5/1/29	1,110,000	1,117,604
Series Q:
5% 5/1/24	1,360,000	1,589,500
5% 5/1/25	750,000	904,553
5% 5/1/26	700,000	868,763
5% 5/1/27	750,000	950,408
5% 5/1/28	700,000	907,347
5% 5/1/29	500,000	660,970
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	895,710
5% 1/1/31 (a)	1,950,000	2,373,735
5% 1/1/33 (a)	750,000	910,553
5% 1/1/35 (a)	2,000,000	2,421,260
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	259,816
5% 11/1/29 (FSA Insured)	1,750,000	2,310,210
5% 11/1/30 (FSA Insured)	1,740,000	2,286,047
5% 11/1/31 (FSA Insured)	1,500,000	1,965,240
5% 11/1/32 (FSA Insured)	1,230,000	1,607,708
5% 11/1/33 (FSA Insured)	750,000	977,250

TOTAL NEW JERSEY		536,101,527

New York And New Jersey - 7.0%
Port Auth. of New York & New Jersey:
Series 163, 5% 7/15/35	3,255,000	3,305,029
Series 2016, 5% 11/15/32 (a)	5,000,000	6,199,900
Series 2018, 5% 9/15/34 (a)	5,000,000	6,344,000
Series 209, 5% 7/15/35	8,970,000	11,620,545
Series 213, 5% 9/1/39	5,390,000	7,087,958
Series 214, 5% 9/1/36 (a)	6,785,000	8,871,930

TOTAL NEW YORK AND NEW JERSEY		43,429,362

Pennsylvania, New Jersey - 4.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,200,000	1,314,816
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,100,000	1,205,248
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	500,000	547,840
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,091,130
5% 7/1/26	650,000	786,221
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	364,539
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	425,296
Series 2019 A, 5% 7/1/44	700,000	897,540
Series 2019 B:
5% 7/1/31	800,000	1,062,888
5% 7/1/32	1,000,000	1,322,760
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,313,140
Series 2013, 5% 1/1/31	5,000,000	5,788,350
Series 2018 A:
5% 1/1/37	1,200,000	1,552,896
5% 1/1/38	1,450,000	1,870,065
5% 1/1/39	1,190,000	1,529,924
5% 1/1/40	1,250,000	1,602,288

TOTAL PENNSYLVANIA, NEW JERSEY		24,674,941

TOTAL MUNICIPAL BONDS
(Cost $556,856,778)		617,774,290

Municipal Notes - 3.6%
New Jersey - 3.6%
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.84% 3/2/20, VRDN (d)	1,000,000	$1,000,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.8% 3/2/20, LOC JPMorgan Chase Bank, VRDN (d)	3,600,000	3,600,000
Rutgers State Univ. Rev. Series 2009 G, 1.1% 3/2/20 (Liquidity Facility TD Banknorth, NA), VRDN (d)	14,000,000	14,000,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 0.86% 3/2/20, VRDN (d)	1,900,000	1,900,000
(ExxonMobil Proj.) Series 1989, 0.84% 3/2/20, VRDN (d)	1,900,000	1,900,000
TOTAL MUNICIPAL NOTES
(Cost $22,400,002)		22,400,000
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $579,256,780)		640,174,290
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(16,368,138)
NET ASSETS - 100%		$623,806,152

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,033,800 or 0.2% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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